LONG TERM DEBT (Details Narrative) - USD ($)		1 Months Ended							6 Months Ended		12 Months Ended
	May 04, 2020	May 17, 2021	Mar. 22, 2021	Feb. 19, 2021	Jun. 30, 2020	Feb. 14, 2019	Sep. 19, 2018	Dec. 21, 2016	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 04, 2018
Long-term debt-related parties									$ 579,000
Gain for extinguishment of debt									185,000	$ 316,000	$ 296,000	$ 0
Accrued interest									$ 138,000		$ 1,517,000	1,603,000
Common stock shares issued				2,236	500,000		556,136		7,957,013		7,957,013
Current portion of long-term debt									$ 24,000		$ 28,000	0
Convertible debentures											1,930,000
Debt issuance costs						$ 48,735					1,265
Paycheck Protection Program
Accrued interest									331		293
Debt forgiveness amount										23,742
Proceeds from loan	$ 50,184
Loan interest rate	1.00
Loan maturity term	24
Payroll costs	$ 100,000
Current portion of long-term debt									24,331		50,477
Debt interest forgiveness amount										234
10% Senior Unsecured Convertible Debenture
Accrued interest									14,103		293
Debt maturity date		May 17, 2024
Proceeds from convertible debenture		$ 1,130,000
Convertible debentures		$ 1,000							1,130,000
Conversion price		$ 0.50
Convertible debentures right description		each debenture unit will have a right to 1,000 warrants for common stock shares, warrants have an exercise price of $0.80 and an expiration date of May 17, 2023
Change of Control premium percentage		3
Deemed price		$ 0.50
Bond payable discount									375,000
Convertible debentures net of discount									755,000
Unamortized debt issuance costs									83,520
Debt issuance costs										$ 341,597
Dr. Cartwright
Long-term debt-related parties									271,000
Total outstanding prior to exchange				$ 267,085							1,621,000	1,621,000
Due to related party															$ 1,621,000
Issuance of promissory note in exchange of related party debt															319,000
Gain for extinguishment of debt													$ 840,000
Capital contribution													432,000
Accrued interest													30,000
Promissory note maturity date				February 18, 2023
Promissory note interest rate				6
Debt instrument converted amount				$ 85,000
Common stock shares issued				100
Mr. Fowler
Long-term debt-related parties									150,000
Total outstanding prior to exchange									19,508
Due to related party			$ 546,214
Accrued interest			$ 133,590
Promissory note interest rate			6
Debt instrument converted amount			$ 50,000
Common stock shares issued			50
Series F-2 Preferred Shares conversion description			Series F-2 Preferred Shares (convertible into 200,000 common stock shares), and a $150,000 unsecured note and Mr. Fowler remains on the Company’s health insurance plan.
Promissory note default interest rate			18
Promissory note monthly installment			$ 3,580					$ 3,850
Effective interest rate			3.0
Deferred salary			$ 412,624
Unsecured note issued upon conversion of debt			150,000
Mr. Fowler | Long-Term Debt - Related Parties
Total outstanding prior to exchange			26,400
Accrued interest			18,718
Debt forgiveness amount			$ 86,554
Debt forgiveness description			may forgive up to $259,661 if the Company complies with the repayment plan described above.
Dr. Faupel and Mr. Cartwright [Member] | July 24, 2019 [Member]
Simple interest rate										6
Debt maturity description										principal and accrued interest due in total at the date of maturity or February 18, 2023.
Dr. Faupel
Long-term debt-related parties									$ 158,000
Total outstanding prior to exchange				$ 153,178							$ 661,000	$ 661,000
Due to related party														$ 661,000	661,000
Issuance of promissory note in exchange of related party debt															$ 207,000
Gain for extinguishment of debt													199,000
Capital contribution													235,000
Accrued interest													$ 20,000
Promissory note maturity date				February 18, 2023
Promissory note interest rate				6
Debt instrument converted amount				$ 100,000
Common stock shares issued				85